Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000142758 | Comcast8263766
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142758 | Johnson & Johnson8263840
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142758 | Bristol-Myers Squibb8263747
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142758 | Gilead Sciences8263811
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142758 | CVS Health8263775
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Kroger8263852
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | International Business Machines8263834
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Hartford Financial Services Group8263822
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | HP8263828
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Amdocs8263731
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142758 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142758 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142758 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142758 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142758 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142758 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000142758 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000142759 | Comcast8263766
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142759 | Johnson & Johnson8263840
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142759 | Bristol-Myers Squibb8263747
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142759 | Gilead Sciences8263811
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142759 | CVS Health8263775
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Kroger8263852
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | International Business Machines8263834
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Hartford Financial Services Group8263822
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | HP8263828
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Amdocs8263731
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142759 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142759 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142759 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142759 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142759 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142759 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142759 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142759 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000142759 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.00%